Equity - Schedule of Issued and Outstanding Share Capital (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance	230
Issuance of shares	1,770
Exercise of options and warrants
Balance	2,000